Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,430.00
Total Offset Amount	33,060.00
Net Fee	$ 8,370.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A